Financial Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					12 Months Ended
	Oct. 27, 2017 shares € / shares	Oct. 26, 2017 € / shares	Oct. 25, 2017 USD ($) $ / shares shares	May 27, 2015 EUR (€)	Dec. 31, 2017 € / shares shares	Dec. 31, 2015 EUR (€)
Disclosure of financial liabilities [line items]
Cash received bond issuance | €						€ 97,185
Conversion price | € / shares	€ 12.66	€ 12.93
Number of shares available for future conversion	7,896,960
Conversion Term [member]
Disclosure of financial liabilities [line items]
Gross proceed from sale of ordinary shares | $			$ 200
Number of ordinary shares sold in public offering			11,430,000
Conversion price | $ / shares			$ 17.50
Underwriter option to purchase shares			1,714,500
Convertibles and Bonds with Warrants Attached [Member]
Disclosure of financial liabilities [line items]
Cash received bond issuance | €				€ 100,000
Bond issued | €				€ 100,000
Debt maturity date					May 27, 2020
Debt maturity period					5 years
Bond coupon rate					3.25%
Conversion price per share | € / shares					€ 12.93
Increase in premium of conversion price per share					26.50%
Original conversion price per share | € / shares					€ 10.2219
Convertible bond, number of shares					7,733,952